Financial instruments per category (Details) - Financial assets at amortised cost, category - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current debt instruments at amortized cost
Total current debt instruments at amortized cost	$ 46,155	$ 36,338
Non-current debt instruments at amortized cost
Total non-current debt instruments at amortized cost	422	133
Total financial assets	46,577	36,471
Trade receivables
Current debt instruments at amortized cost
Total current debt instruments at amortized cost	42,061	33,482
Other receivables
Current debt instruments at amortized cost
Total current debt instruments at amortized cost	4,094	2,856
Other long-term receivables
Non-current debt instruments at amortized cost
Total non-current debt instruments at amortized cost	$ 422	$ 133